UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/2003
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             07/31/2003
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 101
                                        -------------------

Form 13F Information Table Value Total: $  96,527
                                        -------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

-----     -----------------        ---------------------------------------------
          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
HSBC Hldgs Plc Adr New         COMMON STOCK                    4,656,272        78,773      SOLE          SOLE       SOLE
Wal Mart Stores Inc.           COMMON STOCK                    3,204,797        59,713      SOLE          SOLE       SOLE
General Electric               COMMON STOCK     369604103      3,171,979       110,599      SOLE          SOLE       SOLE
Exxon Mobil Corporation        COMMON STOCK     91927806       2,968,967        82,678      SOLE          SOLE       SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      2,785,525       104,405      SOLE          SOLE       SOLE
Bristol-Myers Squibb           COMMON STOCK     110122108      2,594,000        95,543      SOLE          SOLE       SOLE
Pfizer Incorporated            COMMON STOCK     717081103      2,348,530        68,771      SOLE          SOLE       SOLE
Cisco Systems                  COMMON STOCK     17275R102      1,918,795       114,282      SOLE          SOLE       SOLE
Dell Computer Corp             COMMON STOCK     247025109      1,904,350        59,810      SOLE          SOLE       SOLE
Plum Creek Timber Co           COMMON STOCK     729251108      1,825,064        70,330      SOLE          SOLE       SOLE
Clear Channel Comm Inc         COMMON STOCK     184502102      1,776,862        41,917      SOLE          SOLE       SOLE
Amgen, Inc.                    COMMON STOCK     31162100       1,691,361        25,650      SOLE          SOLE       SOLE
Pepsico Inc.                   COMMON STOCK     997134101      1,676,760        37,680      SOLE          SOLE       SOLE
Cardinal Health                COMMON STOCK     14149Y108      1,663,891        25,877      SOLE          SOLE       SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      1,647,121        56,505      SOLE          SOLE       SOLE
Vodafone ADR                   COMMON STOCK     92857T107      1,614,149        82,145      SOLE          SOLE       SOLE
Washington Mutual Inc          COMMON STOCK                    1,608,842        38,955      SOLE          SOLE       SOLE
Microsoft Corporation          COMMON STOCK     594918104      1,596,859        62,280      SOLE          SOLE       SOLE
Altria Group                   COMMON STOCK                    1,577,904        34,725      SOLE          SOLE       SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                    1,537,060        54,895      SOLE          SOLE       SOLE
WP Carey & Co LLC              COMMON STOCK                    1,439,216        48,070      SOLE          SOLE       SOLE
Procter & Gamble               COMMON STOCK     742718109      1,435,887        16,101      SOLE          SOLE       SOLE
Southern Company               COMMON STOCK     842587107      1,430,711        45,915      SOLE          SOLE       SOLE
AOL Time Warner Inc            COMMON STOCK                    1,403,370        87,220      SOLE          SOLE       SOLE
AmeriGas Partners LP           COMMON STOCK     30975106       1,349,419        51,095      SOLE          SOLE       SOLE
American Intl Group Inc.       COMMON STOCK     26874107       1,335,797        24,208      SOLE          SOLE       SOLE
Block H & R Incorporated       COMMON STOCK                    1,313,935        30,380      SOLE          SOLE       SOLE
Buckeye Partners LP            COMMON STOCK                    1,313,247        33,450      SOLE          SOLE       SOLE
Goldman Sachs Group Inc        COMMON STOCK                    1,248,294        14,905      SOLE          SOLE       SOLE
Intel Corporation              COMMON STOCK     458140100      1,245,520        59,852      SOLE          SOLE       SOLE
3M Company                     COMMON STOCK     604059105      1,213,315         9,407      SOLE          SOLE       SOLE
Nokia Corp                     COMMON STOCK     654902204      1,117,322        68,005      SOLE          SOLE       SOLE
Medtronic Inc.                 COMMON STOCK     585055106      1,090,406        22,731      SOLE          SOLE       SOLE
Expeditors Int'l               COMMON STOCK                    1,050,169        30,475      SOLE          SOLE       SOLE
MBNA Corporation               COMMON STOCK     55262L100      1,010,282        48,478      SOLE          SOLE       SOLE
First Data Corporation         COMMON STOCK                      996,964        24,058      SOLE          SOLE       SOLE
Verizon Communications         COMMON STOCK     92343V104        977,098        24,768      SOLE          SOLE       SOLE
Hewlett Packard Company        COMMON STOCK                      968,511        45,470      SOLE          SOLE       SOLE
Home Depot                     COMMON STOCK     437076102        962,434        29,059      SOLE          SOLE       SOLE
BP PLC                         COMMON STOCK     55622104         948,517        22,573      SOLE          SOLE       SOLE
Citigroup Inc.                 COMMON STOCK     172967101        945,067        22,081      SOLE          SOLE       SOLE
Target Corp                    COMMON STOCK     872540109        944,032        24,948      SOLE          SOLE       SOLE
Wells Fargo                    COMMON STOCK     949746101        880,992        17,480      SOLE          SOLE       SOLE
Applied Materials Inc          COMMON STOCK     3822105          858,449        54,195      SOLE          SOLE       SOLE
U S Bancorp Del                COMMON STOCK                      847,112        34,576      SOLE          SOLE       SOLE
Zimmer Holdings Inc            COMMON STOCK                      846,580        18,792      SOLE          SOLE       SOLE
Anheuser Busch Cos. Inc.       COMMON STOCK     35229103         844,112        16,535      SOLE          SOLE       SOLE
Federal Natl Mtg Assoc         COMMON STOCK     313586109        833,558        12,360      SOLE          SOLE       SOLE
United Technologies            COMMON STOCK     913017109        824,815        11,645      SOLE          SOLE       SOLE
Quest Diagnostic Inc           COMMON STOCK                      803,561        12,595      SOLE          SOLE       SOLE
Johnson & Johnson              COMMON STOCK     478160104        791,630        15,312      SOLE          SOLE       SOLE
Anadarko Petroleum             COMMON STOCK     32511107         786,897        17,695      SOLE          SOLE       SOLE
Sherwin Williams               COMMON STOCK                      779,762        29,009      SOLE          SOLE       SOLE
Conagra                        COMMON STOCK                      720,744        30,540      SOLE          SOLE       SOLE
Alcoa Inc.                     COMMON STOCK     13817101         718,208        28,165      SOLE          SOLE       SOLE
FPL Group                      COMMON STOCK                      714,627        10,690      SOLE          SOLE       SOLE
Walgreen Company               COMMON STOCK     931422109        685,227        22,765      SOLE          SOLE       SOLE
Sun Microsystems               COMMON STOCK     866810104        675,250       145,215      SOLE          SOLE       SOLE
Sysco Corp.                    COMMON STOCK     871829107        633,694        21,095      SOLE          SOLE       SOLE
Emerson Electric Company       COMMON STOCK     291011104        623,931        12,210      SOLE          SOLE       SOLE
UnitedHealth Group             COMMON STOCK     910581107        596,970        11,880      SOLE          SOLE       SOLE
Mylan Labs Inc.                COMMON STOCK     628530107        596,306        17,150      SOLE          SOLE       SOLE
Abbott Laboratories            COMMON STOCK     2824100          568,661        12,995      SOLE          SOLE       SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        565,506        12,185      SOLE          SOLE       SOLE
Apache Corp                    COMMON STOCK                      522,107         8,025      SOLE          SOLE       SOLE
IBM                            COMMON STOCK     459200101        521,978         6,327      SOLE          SOLE       SOLE
Merck & Co.                    COMMON STOCK     58933107         504,079         8,325      SOLE          SOLE       SOLE
Keycorp Inc New                COMMON STOCK                      493,068        19,512      SOLE          SOLE       SOLE
Xcel Energy Inc                COMMON STOCK                      492,079        32,718      SOLE          SOLE       SOLE
Arthur J Gallagher & Co        COMMON STOCK                      468,384        17,220      SOLE          SOLE       SOLE
Pall Corp.                     COMMON STOCK     696429307        432,135        19,206      SOLE          SOLE       SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107         429,240        11,760      SOLE          SOLE       SOLE
Fiserv Inc                     COMMON STOCK                      352,856         9,895      SOLE          SOLE       SOLE
MBIA Inc.                      COMMON STOCK                      350,269         7,185      SOLE          SOLE       SOLE
Omnicom Group Inc              COMMON STOCK     681919106        338,783         4,725      SOLE          SOLE       SOLE
Polaris Industries             COMMON STOCK     731068102        336,779         5,485      SOLE          SOLE       SOLE
Walt Disney                    COMMON STOCK     254687106        333,874        16,905      SOLE          SOLE       SOLE
Liberty Media New Ser A        COMMON STOCK                      311,542        26,950      SOLE          SOLE       SOLE
McGraw Hill Cos Inc            COMMON STOCK                      310,000         5,000      SOLE          SOLE       SOLE
JP Morgan Chase                COMMON STOCK                      306,595         8,970      SOLE          SOLE       SOLE
Questar Corporation            COMMON STOCK                      304,912         9,110      SOLE          SOLE       SOLE
Sara Lee Corp                  COMMON STOCK     803111103        292,195        15,534      SOLE          SOLE       SOLE
Forest Laboratories Inc.       COMMON STOCK     345838106        290,723         5,310      SOLE          SOLE       SOLE
American Express Company       COMMON STOCK     25816109         280,127         6,700      SOLE          SOLE       SOLE
Donaldson Company Inc          COMMON STOCK                      268,923         6,050      SOLE          SOLE       SOLE
Royal Dutch Petroleum Co       COMMON STOCK                      268,531         5,760      SOLE          SOLE       SOLE
Caterpillar Inc.               COMMON STOCK     149123101        257,873         4,633      SOLE          SOLE       SOLE
SBC Communications Inc.        COMMON STOCK                      246,302         9,640      SOLE          SOLE       SOLE
Public Storage Inc.            COMMON STOCK                      240,646         7,105      SOLE          SOLE       SOLE
Best Buy Inc                   COMMON STOCK                      232,776         5,300      SOLE          SOLE       SOLE
Nabors Industries Ltd          COMMON STOCK                      227,100         5,745      SOLE          SOLE       SOLE
EOG Resources                  COMMON STOCK     293562104        219,451         5,245      SOLE          SOLE       SOLE
Stryker Corp                   COMMON STOCK                      206,723         2,980      SOLE          SOLE       SOLE
Duke Energy                    COMMON STOCK     264399106        205,784        10,315      SOLE          SOLE       SOLE
US Energy Corp Wyo             COMMON STOCK                      204,350        38,776      SOLE          SOLE       SOLE
E. I. Du Pont De Nemours       COMMON STOCK     263534109        204,036         4,900      SOLE          SOLE       SOLE
Oracle Corp.                   COMMON STOCK                      167,900        13,980      SOLE          SOLE       SOLE
Liberty Media Group Cl B       COMMON STOCK                      130,635        11,052      SOLE          SOLE       SOLE
Qwest Communications           COMMON STOCK     337941603         68,995        14,434      SOLE          SOLE       SOLE
Ben Ezra Weinstein New         COMMON STOCK                            5        50,000      SOLE          SOLE       SOLE
Pacer Energy                   COMMON STOCK                            0        35,000      SOLE          SOLE       SOLE